UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03175

Exact name of registrant as specified in charter:	Jennison Sector Funds, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	11/30/2005

Date of reporting period:	8/31/2005

Item 1. Schedule of Investments

Jennison Sector Funds, Inc.

Jennison Financial Services Fund

Schedule of Investments as of August 31, 2005 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.8%
COMMON STOCKS
Capital Markets 28.6%
64,100	Affiliated Managers Group, Inc.(a)(b)	$4,654,301
95,700	Charles Schwab Corp. (The)	1,294,821
31,400	Goldman Sachs Group, Inc.	3,491,052
120,200	Lazard Ltd. (Class A)(b)	3,055,484
53,600	Lehman Brothers Holdings, Inc.(b)	5,663,376
124,000	Mellon Financial Corp.	4,023,800
82,400	Merrill Lynch & Co., Inc.	4,709,984
115,500	Nuveen Investments, Inc. (Class A)	4,342,800

		31,235,618

Commercial Banks 6.5%
137,700	Bank of the Ozarks, Inc.(b)	4,592,295
131,900	UCBH Holdings, Inc.(b)	2,515,333

		7,107,628

Commercial Services & Supplies 2.1%
68,300	Paychex, Inc.(b)	2,331,079

Consumer Finance 22.0%
56,300	Alliance Data Systems Corp.(a)(b)	2,368,541
109,900	American Express Co.(b)	6,070,876
58,000	Capital One Financial Corp.(b)	4,769,920
268,000	MBNA Corp.	6,753,600
113,800	Nelnet, Inc. (Class A)(a)	4,074,040

		24,036,977

Diversified Financial Services 3.6%
88,880	Citigroup, Inc.	3,890,278

Household Durables 15.5%
123,800	D.R. Horton, Inc.	4,570,696
20,500	Lennar Corp. (Class A)	1,273,050
129,200	Standard Pacific Corp.	5,675,756
183,300	Technical Olympic USA, Inc.(b)	5,345,028

		16,864,530

Insurance 7.9%
99,004	American International Group, Inc.	5,861,037
60,400	Axis Capital Holdings Ltd.	1,706,300
32,300	Montpelier Re Holdings Ltd.	1,056,210

		8,623,547

Real Estate 4.5%
97,300	Redwood Trust, Inc.	4,895,163

Thrifts & Mortgage Finance 9.1%
152,398	Countrywide Financial Corp.	5,149,528
17,900	Freddie Mac	1,080,802
60,600	Golden West Financial Corp.	3,695,994

		9,926,324

	Total long-term investments (cost $90,182,209)	108,911,144

SHORT-TERM INVESTMENTS 34.5%
Money Market Mutual Fund 34.4%
37,627,997	Dryden Core Investment Fund-Taxable Money Market Series (c)(d) (cost $37,627,997; includes $36,878,906 of cash collateral received for securities on loan)	37,627,997

Principal Amount (000)
U. S. Treasury Security 0.1%
$105	United States Treasury Bill 3.14%, 12/22/05(e) (cost $103,974)	103,878

	Total short-term investments (cost $37,731,971)	37,731,875

	Total Investments 134.3% (cost $127,914,180)(f)	146,643,019

	Liabilities in excess of other assets (34.3%)	(37,479,769)

	Net Assets 100.0%	$109,163,250

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $ 36,199,455; cash collateral of $36,878,906 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund – Taxable Money Market Series.
(e)	Percentage quoted represents yield-to-maturity as of purchase date.
(f)	The United States federal income tax basis of the Fund’s investments was $128,861,638; accordingly net unrealized appreciation on investments for federal income tax purposes was $17,781,381 (gross unrealized appreciation $18,751,808; gross unrealized depreciation $970,427). The difference between the book and tax basis is attributable to deferred losses on wash sales.

Jennison Sector Funds, Inc.

Jennison Health Sciences Fund

Schedule of Investments as of August 31, 2005 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 95.9%
COMMON STOCKS - 95.8%
Biotechnology 37.0%
392,200	Abgenix, Inc. (a)	$4,310,278
533,333	Acorda Therapeutics, Inc., Private Placement (cost $3,999,998; purchased 3/2/04)(a)(g)	2,266,665
319,664	Amgen, Inc. (a)	25,541,154
86,900	Amylin Pharmaceuticals, Inc. (a)	2,845,975
696,300	AtheroGenics, Inc. (a)	12,366,288
3,408,800	AVANIR Pharmaceuticals (Class A)(a)(b)	12,578,472
1,250,000	Axonyx, Inc. (a)(b)	1,575,000
1,000,000	BioMarin Pharmaceutical, Inc. (a)	8,630,000
362,000	Celgene Corp. (a)(b)	18,172,400
206,300	Cortex Pharmaceuticals, Inc. (a)(b)	519,876
414,300	DOV Pharmaceutical, Inc. (a)(b)	6,222,786
816,400	Encysive Pharmaceuticals, Inc. (a)(b)	10,107,032
305,400	Genentech, Inc. (a)	28,689,276
586,500	Gilead Sciences, Inc. (a)	25,219,500
763,300	Human Genome Sciences, Inc. (a)(b)	9,854,203
174,300	Idenix Pharmaceuticals, Inc. (a)(b)	3,707,361
364,000	ImClone Systems, Inc. (a)(b)	11,910,080
260,500	Inhibitex Inc., Private Placement (cost $2,149,125; purchased 8/17/05)(a)(g)	2,280,229
727,400	Keryx Biopharmaceuticals, Inc. (a)(b)	12,191,224
1,656,500	Ligand Pharmaceuticals, Inc. (Class B)(a)(b)	13,003,525
623,000	MGI Pharma, Inc. (a)(b)	16,796,080
579,215	Myogen, Inc. (a)(b)	11,989,751
600,900	Nuvelo, Inc. (a)	5,636,442
1,399,800	Onyx Pharmaceuticals, Inc. (a)(b)	27,884,016
649,400	Progenics Pharmaceuticals, Inc. (a)(b)	15,312,852
1,085,500	Regeneron Pharmaceuticals, Inc. (a)(b)	8,108,685
402,200	Rigel Pharmaceuticals, Inc. (a)(b)	8,096,286
615,600	Telik, Inc. (a)(b)	9,418,680
991,800	Vertex Pharmaceuticals, Inc. (a)(b)	18,249,120

		333,483,236

Exchange Traded Funds 0.9%
104,800	iShares Nasdaq Biotechnology Index Fund (a)(b)	7,992,048

Health Care Equipment & Supplies 9.2%
313,500	Advanced Medical Optics, Inc. (a)(b)	12,339,360
78,200	Alcon, Inc. (b)	9,231,510
47,100	Conor Medsystems, Inc. (a)	930,225
308,400	Guidant Corp.	21,785,376
179,800	Inamed Corp. (a)(b)	13,035,500
218,600	Mentor Corp. (b)	11,498,360
309,700	St. Jude Medical, Inc. (a)	14,215,230

		83,035,561

Health Care Providers & Services 23.3%
174,000	Cardinal Health, Inc.	10,372,140
383,600	Caremark Rx, Inc. (a)	17,925,628
249,100	Cerner Corp. (a)(b)	19,619,116

264,100	CIGNA Corp.	30,456,012
405,300	Community Health Systems, Inc. (a)(b)	14,927,199
140,900	Covance, Inc. (a)(b)	7,369,070
147,900	HCA, Inc. (b)	7,291,470
137,600	Horizon Health Corp. (a)	3,440,000
50,500	Humana, Inc. (a)(b)	2,432,080
585,000	McKesson Corp.	27,301,950
374,300	Medco Health Solutions, Inc. (a)(b)	18,441,761
297,800	Priority Healthcare Corp. (Class B)(a)	8,305,642
170,800	Triad Hospitals, Inc. (a)	8,222,312
165,600	UnitedHealth Group, Inc.	8,528,400
333,400	WellPoint, Inc. (a)	24,754,950

		209,387,730

Insurance 0.6%
227,500	Universal American Financial Corp. (a)	5,221,125

Pharmaceuticals 24.8%
354,300	American Pharmaceutical Partners, Inc. (a)	16,290,714
225,100	Andrx Corp. (a)	4,081,063
360,900	Aspreva Pharmaceuticals, Corp. (a)	5,109,622
195,100	Barrier Therapeutics, Inc. (a)	1,792,969
448,500	Eli Lilly & Co.	24,676,470
400,000	Impax Laboratories, Inc. (a)(b)	4,424,000
562,500	IVAX Corp. (a)(b)	14,568,750
134,000	NitroMed, Inc. (a)(b)	2,527,240
338,300	Novartis AG (ADR)(Switzerland)	16,492,125
411,600	Roche Holdings Ltd. (ADR)(Switzerland)	28,324,172
515,800	Sanofi-Aventis (ADR)(France)	22,055,608
1,557,700	Schering-Plough Corp. (b)	33,350,357
335,300	Sepracor, Inc. (a)(b)	16,832,060
453,700	Shire Pharmaceuticals PLC (ADR)(United Kingdom)	17,295,044
238,700	Teva Pharmaceutical Industries Ltd. (ADR)(Israel)(b)	7,743,428
614,100	Xenoport, Inc. (a)(b)	7,891,185

		223,454,807

	Total common stocks ($741,007,845)	862,574,507

PREFERRED STOCK
Biotechnology
200,000	Geneva Proteomics, Private Placement (cost $1,100,000; purchased 7/7/00)(a)(g)	0

Units
WARRANTS 0.1%

Biotechnology
48,000	Bioenvision, Inc., expiring 3/22/09 (cost $0; purchased 3/15/04)(a)(g)	118,093
700,000	Insmed, Inc., expiring 11/18/09 (cost $0; purchased 11/8/04)(a)(g)	191,928
61,303	Myogen, Inc., expiring 9/29/09 (cost $7,663; purchased 9/29/04)(a)(g)	900,077

	Total warrants (cost $7,663)	1,210,098

	Total long-term investments (cost $742,115,508)	863,784,605

SHORT-TERM INVESTMENTS 34.5%

Contracts
OUTSTANDING OPTIONS PURCHASED 0.2%

Call Options 0.2%
8,000	Abbott Laboratories, expiring 11/19/05 @ $47.5	560,000
5,000	Andrx Corp., expiring 10/15/05 @ $20	450,000
5,000	Pfizer, Inc., expiring 9/17/05 @ $25	375,000
20,000	Pfizer, Inc., expiring 9/17/05 @ $27.5	200,000

		1,585,000

Put Options
1,040	Abgenix Inc., expiring 9/17/05 @ $10	52,000

	Total outstanding options purchased (cost $3,331,152)	1,637,000

Shares
Money Market Mutual Fund 34.5%
310,186,745	Dryden Core Investment Fund-Taxable Money Market Series (cost $310,186,745; includes $264,348,705 of cash collateral received for securities on loan)(d)(e)	310,186,745

Principal Amount (000)
U.S. Government Securities
$105	United States Treasury Bill, 3.40%, 12/22/05 (c) (cost $103,974)	103,878

	Total short-term investments (cost $313,621,871)	311,927,623

	Total Investments, Before Outstanding Options Written 130.6% (cost $1,055,737,379)(h)	1,175,712,228

Contracts
OUTSTANDING OPTIONS WRITTEN
Call Options
(578)	Andrx Corp., expiring 9/17/05 @ $20 (premium received $21,980)	(11,560)

	Total Investments, Net Of Outstanding Options Written (f) 130.6% (cost $1,055,715,399)	1,175,700,668

	Liabilities in excess of other assets (30.6%)	(275,608,944)

	Net Assets 100.0%	$900,091,724

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt.

(a)	Non-income producing security.

(b)	All or a portion of security is on loan. The aggregate market value of such securities is $254,296,535; cash collateral of $264,348,705 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Percentages quoted represent yield-to-maturity as of purchase date.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	Prudential Investments LLC, the Manager of the Fund also serves as Manager of Dryden Core Investment Fund-Taxable Money Market Series.
(f)	As of August 31, 2005, six securities valued at $5,756,992 and representing 0.5% of the total market value of the portfolio were fair valued in accordance with the policies adopted by the Board of Directors.
(g)	Indicates security is illiquid and restricted as to resale. The aggregate cost is $7,256,786. The aggregate value of $5,756,992 at August 31, 2005 is approximately 0.6% of net assets.
(h)	The United States federal income tax basis of the Fund’s investments was $1,060,130,609; accordingly net unrealized appreciation on investments for federal income tax purposes was $115,581,619 (gross unrealized appreciation $144,319,340; gross unrealized depreciation $28,737,721). The difference between the book and tax basis is attributable to deferred losses on wash sales.

Jennison Sector Funds, Inc.

Jennison Technology Fund

Schedule of Investments as of August 31, 2005 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.0%
COMMON STOCKS
Biotechnology 2.9%
28,300	ImClone Systems, Inc.(a)(b)	$925,976
50,100	MedImmune, Inc.(a)(b)	1,499,493
57,600	MGI Pharma, Inc.(a)(b)	1,552,896

		3,978,365

Capital Markets 1.5%
103,600	Ameritrade Holding Corp.(a)(b)	2,061,640

Chemicals 1.5%
31,800	Monsanto Co.	2,030,112

Commercial Services & Supplies 6.9%
233,200	Monster Worldwide, Inc.(a)(b)	7,285,168
60,300	Paychex, Inc.(b)	2,058,039

		9,343,207

Communications Equipment 7.6%
64,271	ADC Telecommunications, Inc.(a)	1,345,835
71,300	Cisco Systems, Inc.(a)	1,256,306
103,500	Comverse Technology, Inc.(a)(b)	2,668,230
119,300	ECI Telecom Ltd.(a)	913,838
66,000	QUALCOMM, Inc.	2,620,860
38,400	Scientific-Atlanta, Inc.	1,469,184

		10,274,253

Computers & Peripherals 8.8%
39,900	Apple Computer, Inc.(a)	1,872,507
107,800	Avid Technology, Inc.(a)	4,026,330
305,500	EMC Corp.(a)	3,928,730
57,500	Rackable Systems, Inc.(a)	736,000
45,700	UNOVA, Inc.(a)(b)	1,325,757

		11,889,324

Diversified Consumer Services 1.0%
17,500	Apollo Group, Inc., Class A(a)(b)	1,376,550

Diversified Telecommunication Services
2,700	NeuStar, Inc. Class A(a)	74,277

Electronic Equipment & Instruments 1.3%
27,700	Cogent, Inc.(a)	744,576
43,200	LG.Philips LCD Co., Ltd. ADR (South Korea)(a)(b)	982,800

		1,727,376

Energy Equipment & Services 1.1%
22,000	Weatherford International Ltd.(a)	1,489,620

Health Care Equipment & Supplies 2.7%
70,300	Varian Mediacl Systems, Inc.(a)(b)	2,799,346
17,800	Waters Corp.(a)	809,366

		3,608,712

Health Care Providers & Services 1.8%
30,400	Cerner Corp.(a)(b)	2,394,304

Internet & Catalog Retail 2.6%
9,400	Amazon.com, Inc.(a)	401,380
78,200	eBay, Inc.(a)	3,166,318

		3,567,698

Internet Software & Services 14.3%
196,000	Akamai Technologies, Inc.(a)	2,712,640
104,300	Digital River, Inc.(a)(b)	3,961,314
149,000	Digitas, Inc.(a)(b)	1,746,280
19,300	Google, Inc. Class A(a)(b)	5,519,800
201,200	Internet Capital Group, Inc.(a)	1,621,672
111,200	Yahoo!, Inc.(a)	3,707,408

		19,269,114

IT Services 1.2%
43,500	CheckFree Corp.(a)	1,600,365

Media 2.5%
95,400	XM Satellite Radio Holdings, Inc. Class A(a)(b)	3,362,850

Pharmaceuticals 0.6%
15,100	Sepracor, Inc.(a)(b)	758,020

Semiconductors & Semiconductor Equipment 18.2%
107,500	Applied Materials, Inc.	1,968,325
72,900	Broadcom Corp. Class A(a)	3,171,150
82,600	Intel Corp.	2,124,472
15,700	International Rectifier Corp.(a)	755,170
78,400	Intersil Corp. Class A	1,646,400
30,900	KLA-Tencor Corp.	1,568,484
54,400	Linear Technology Corp.	2,063,392
66,800	Marvell Technology Group Ltd.(a)	3,152,292
66,700	Maxim Integrated Products, Inc.	2,844,755
115,100	MEMC Electronic Materials, Inc.(a)	1,940,586
99,600	Texas Instruments, Inc.	3,254,928

		24,489,954

Software 18.1%
178,100	Adobe Systems, Inc.(b)	4,815,824
97,200	Amdocs Ltd.(a)(b)	2,852,820
175,200	BEA Systems, Inc.(a)	1,545,264
133,300	Business Objects SA ADR (France)(a)(b)	4,444,222
51,300	Electronic Arts, Inc.(a)	2,938,464
30,700	Intuit, Inc.(a)(b)	1,407,288
40,000	Mercury Interactive Corp.(a)	1,466,800

26,900	NAVTEQ Corp.(a)	1,251,926
23,400	Salesforce.com, Inc.(a)(b)	452,088
38,600	SAP AG ADR (Germany)	1,647,062
203,500	TIBCO Software, Inc.(a)	1,554,740

		24,376,498

Wireless Telecommunication Services 4.4%
150,800	Alamosa Holdings, Inc.(a)(b)	2,608,840
43,900	NII Holdings, Inc.(a)(b)	3,346,058

		5,954,898

	Total long-term investments (cost $111,280,790)	133,627,137

SHORT-TERM INVESTMENTS 37.9%
Money Market Mutual Fund
51,059,158	Dryden Core Investment Fund-Taxable Money Market Series (c)(d) (cost $51,059,158; includes $50,357,929 of cash collateral received for securities on loan)	51,059,158

	Total Investments 136.9% (cost $162,339,948)(e)	184,686,295

	Liabilities in excess of other assets (36.9%)	(49,799,183)

	Net Assets 100.0%	$134,887,112

ADR	– American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $ 49,282,327; cash collateral of $50,357,929 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund also serves as the manager of the Dryden Core Investment Fund – Taxable Money Market Series.
(e)	The United States federal income tax basis of the Fund’s investments was $162,740,189; accordingly net unrealized appreciation on investments for federal income tax purposes was $21,946,110 (gross unrealized appreciation $24,525,173; gross unrealized depreciation $2,579,063). The difference between the book and tax basis is attributable to deferred losses on wash sales.

Jennison Sector Funds, Inc.

Jennison Utility Fund

Schedule of Investments as of August 31, 2005 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.7%
COMMON STOCKS 98.6%
Construction & Engineering 1.5%
637,700	Vinci SA (France)	$56,730,457

Diversified Telecommunication Services 9.1%
670,500	ALLTEL Corp.	41,564,295
3,391,800	Chunghwa Telecom Co. Ltd., ADR (Taiwan)(b)	65,292,150
3,468,600	Citizens Communications Co.	47,311,704
1,228,200	Consolidated Communications Holdings, Inc.(a)	16,949,160
1,858,600	France Telecom SA (France)	56,193,164
13,310,700	Qwest Communications International, Inc.(a)(b)	51,911,730
1,493,150	SBC Communications, Inc.(b)	35,955,052
2,204,900	Valor Communications Group, Inc.	30,714,257

		345,891,512

Electric Utilities 22.1%
5,236,570	British Energy Group PLC (United Kingdom)(a)	45,258,317
1,084,600	Cleco Corp.	24,945,800
3,159,400	DPL, Inc.(b)	85,272,206
1,991,400	E.ON AG ADR(Germany)	63,525,660
2,296,700	Edison International (b)	103,420,401
1,621,100	Endesa SA, ADR (Spain)	36,620,649
1,339,700	Entergy Corp.(b)	100,356,927
1,491,400	Exelon Corp.	80,371,546
855,300	FPL Group, Inc.	36,854,877
2,658,600	PPL Corp.	84,968,856
2,828,300	Reliant Energy, Inc.(a)	35,353,750
2,483,000	Scottish & Southern Energy PLC (United Kingdom)	44,243,270
5,554,988	Scottish Power PLC (United Kingdom)	50,399,895
1,659,200	Union Fenosa, SA (Spain)	48,441,531

		840,033,685

Electrical Equipment 0.1%
649,300	Evergreen Solar, Inc.(a)(b)	4,577,565

Energy Equipment & Services 5.3%
553,300	BJ Services Co.	34,902,164
959,500	GlobalSantaFe Corp.	44,981,360
1,874,985	OPTI Canada, Inc. (Canada)(a)	57,510,807
917,200	Smith International, Inc.(b)	31,863,528
482,700	Weatherford International Ltd.(a)(b)	32,683,617

		201,941,476

Gas Utilities 10.3%
1,323,400	AGL Resources, Inc.	49,428,990
538,400	Atmos Energy Corp.	15,931,256
1,612,100	Equitable Resources, Inc.	121,552,340
1,055,000	Oneok, Inc.(b)	35,870,000
1,739,500	Questar Corp.	135,715,790
5,900,000	Snam Rete Gas SpA (Italy)	32,657,345

		391,155,721

Independent Power Producers & Energy Traders 10.3%
1,280,400	Constellation Energy Group, Inc.	75,223,500
1,756,500	Duke Energy Corp.(b)	50,920,935
1,772,600	NRG Energy, Inc.(a)(b)	70,939,452
625,000	Ormat Technologies, Inc.	13,750,000
1,861,800	TXU Corp.	180,631,835

		391,465,722

Metals & Mining 3.4%
349,900	Arch Coal, Inc.	22,463,580
1,096,600	CONSOL Energy, Inc.(b)	76,433,020
443,000	Peabody Energy Corp.(b)	31,749,810

		130,646,410

Multi-Utilities 13.3%
10,344,600	Aquila, Inc.(a)(b)	41,585,292
1,321,900	Centerpoint Energy Inc. (b)	18,784,199
1,605,200	CMS Energy Corp.(a)(b)	25,843,720
599,500	Dominion Resources, Inc.	45,849,760
1,704,900	PG&E Corp.	63,967,848
1,637,700	PNM Resources, Inc.	48,443,166
583,500	Public Service Enterprise Group, Inc. (b)	37,664,925
1,300,000	RWE AG (Germany)	87,296,287
2,524,500	Sempra Energy	113,148,090
611,500	Wisconsin Energy Corp.	23,952,455

		506,535,742

Oil, Gas & Consumable Fuels 14.9%
750,600	Cheniere Energy, Inc.(a)(b)	29,310,930
404,200	CNX Gas Corp. 144A(a)(e) (cost $6,467,200; purchased 8/1/05)	6,467,200
649,600	Enterprise GP Holdings, LP(a)(b)	20,722,240
1,066,700	McMoRan Exploration Co.(a)(b)	19,189,933
1,379,000	Nexen, Inc.	60,165,770
1,292,800	Southwestern Energy Co.(a)	74,853,120
1,468,600	Suncor Energy, Inc.	87,035,938
2,058,794	Trident Resources Corp. (Canada)(a)(e) (cost $22,468,189; purchased 12/4/03 - 8/25/04)	86,718,925
1,384,400	Western Gas Resoures, Inc.	66,451,200
5,221,100	Williams Cos., Inc.	117,161,484

		568,076,740

Road & Rail 0.2%
145,800	Burlington Northern Santa Fe Corp.	7,730,316

Transportation Infrastructure 1.0%
352,400	Societe Des Autoroutes Paris-Rhin-Rhone (France)	24,266,755
220,000	Societe Des Autoroutes Paris-Rhin-Rhone 144A (France)	15,149,507

		39,416,262

Wireless Telecommunication Services 7.1%
25,580,000	02 PLC (United Kingdom)	70,834,337
3,199,200	America Movil SA de CV, ADR (Mexico) Series L(b)	70,382,400
1,388,900	Hutchison Telecommunications International Ltd. ADR (Hong Kong)(a)(b)	25,208,535

1,526,796	Millicom International Celluar SA(a)(b)	29,329,751
491,500	NII Holdings, Inc.(a)(b)	37,462,130
1,346,214	Sprint Nextel Corp.	34,907,331

		268,124,484

	Total common stocks (cost $2,140,089,233)	3,752,326,092

Units
WARRANTS 0.1%
Electric Utilities
234,297	British Energy Group PLC (United Kingdom) expiring 1/17/10 @98 GBP(a) (cost $765,445)	1,575,383

	Total long-term investments (cost $2,140,854,678)	3,753,901,475

SHORT-TERM INVESTMENTS 12.6%

Shares
Money Market Mutual Fund
480,596,618	Dryden Core Investment Fund-Taxable Money Market Series (g)(f) (cost $480,596,618; includes $445,336,908 of cash collateral received for securities on loan)	480,596,618

	Total Investments(d) 111.3% (cost $2,621,451,296)(c)	4,234,498,093

	Liabilities in excess of other assets (11.3%)	(429,374,724)

	Net Assets 100.0%	$3,805,123,369

ADR	– American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $427,651,370; cash collateral of $445,336,908 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(c)	The United States federal income tax basis of the Fund’s investments was $2,643,408,397; accordingly net unrealized appreciation on investments for federal income tax purposes was $1,591,089,696 (gross unrealized appreciation $1,606,067,878; gross unrealized depreciation $14,978,182). The difference between the book and tax basis is attributable to deferred losses on wash sales.
(d)	As of August 31, 2005, 10 of securities representing $475,277,701 and 11.2% of the total market value were fair valued in accordance with the polices adopted by the Board of Directors.
(e)	Indicates security is illiquid and restricted to resale. The aggregate cost of such security is $28,935,389. The aggregated value of $93,186,125 is approximately 2.4% of net assets.
(f)	Prudential Investments LLC, the manager of the Fund also serves as the manager of the Dryden Core Investment Fund – Taxable Money Market Series.
(g)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of August 31, 2005, the Utility Fund held foreign securities whose value required adjustments in accordance with such procedures.

The Health Sciences and Utility Funds held illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). The restricted securities held by the Funds as of August 31, 2005 include registration rights. Restricted securities, sometimes referred to as private placements, are valued pursant to the valuation procedures noted above.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities, which mature in more than sixty days, are valued at current market quotations.

The Funds invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison Sector Funds, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date October 13, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date October 13, 2005

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date October 13, 2005

*	Print the name and title of each signing officer under his or her signature.